Personnel expenses - Employees by health percentage (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personnel expense
Percentage of employees absence due to sickness	3.10%	3.30%	4.00%
Percentage of employees that use fitness allowance	91.00%	92.00%	84.00%